Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Asset	$ 4,702,000,000	$ 96,000,000
2032
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,134,000,000	8,447,000,000
Derivative financial instruments liability	(1,784,000,000)	(1,381,000,000)
Asset	0	0
Cash flow hedges | Aluminum price contracts | 2024
Disclosure of detailed information about financial instruments [line items]
Notional Amount		647,000,000
Derivative financial instruments liability		0
Asset		20,000,000
Cash flow hedges | Aluminum price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	828,000,000
Derivative financial instruments liability	(2,000,000)
Asset	33,000,000
Cash flow hedges | Sugar price contracts | 2024
Disclosure of detailed information about financial instruments [line items]
Notional Amount		2,593,000,000
Derivative financial instruments liability		(128,000,000)
Asset		206,000,000
Cash flow hedges | Sugar price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,108,000,000	745,000,000
Derivative financial instruments liability	(183,000,000)	(72,000,000)
Asset	6,000,000	$ 0
Cash flow hedges | Sugar price contracts | One to two years
Disclosure of detailed information about financial instruments [line items]
Notional Amount	2,214,000,000
Derivative financial instruments liability	(118,000,000)
Asset	0
Cash flow hedges | Sugar price contracts | 2027
Disclosure of detailed information about financial instruments [line items]
Notional Amount	440,000,000
Derivative financial instruments liability	(27,000,000)
Asset
Cash flow hedges | Diesel price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	22,000,000
Derivative financial instruments liability	0
Asset	0
Cash flow hedges | PX+MEG price contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	72,000,000
Derivative financial instruments liability	(5,000,000)
Asset	$ 0